UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

March 31, 2008

1.799864.104

NMI-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.3%
		Principal Amount (d)	Value
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		$ 5,589,000	$ 5,812,560
Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.33% 6/16/08 (g)		8,165,000	8,185,413
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		3,835,000	3,624,842
Germany - 1.4%
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		9,310,000	9,915,150
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		9,865,000	9,914,325
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		7,105,000	7,442,488
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		2,320,000	2,430,200
TOTAL GERMANY			29,702,163
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		4,420,000	110,500
0% 7/5/01 (Reg. S) (c)		1,335,000	33,375
TOTAL INDONESIA			143,875
Korea (South) - 0.5%
Hanarotelecom, Inc. 7% 2/1/12 (f)		9,570,000	9,665,700
Luxembourg - 3.9%
Millicom International Cellular SA 10% 12/1/13		8,935,000	9,515,775
Mobile Telesystems Finance SA:
8% 1/28/12		11,496,000	11,725,920
8% 1/28/12 (f)		12,640,000	12,892,800
8.375% 10/14/10 (f)		4,110,000	4,259,193
8.375% 10/14/10 (Reg. S)		5,520,000	5,720,376
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		8,180,000	7,576,725
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		2,185,000	2,113,988
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		4,930,000	5,003,950
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
TNK-BP Finance SA 7.5% 3/13/13 (f)		$ 5,945,000	$ 5,863,554
Vimpel Communications 8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		19,320,000	19,007,016
TOTAL LUXEMBOURG			83,679,297
Malaysia - 0.9%
Penerbangan Malaysia Bhd 5.625% 3/15/16 (Reg. S)		6,370,000	6,726,720
Petronas Capital Ltd.:
7% 5/22/12		4,635,000	5,152,266
7.875% 5/22/22 (Reg. S)		5,400,000	6,727,320
TOTAL MALAYSIA			18,606,306
Mexico - 0.3%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,260,000	5,746,550
Netherlands - 1.4%
Bulgaria Steel Finance BV 12% 5/4/13	EUR	5,100,000	4,991,533
Lukoil International Finance BV:
6.356% 6/7/17 (f)		12,220,000	11,318,775
6.656% 6/7/22 (f)		8,145,000	7,137,056
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		7,430,000	7,522,875
TOTAL NETHERLANDS			30,970,239
Philippines - 0.4%
Development Bank of Philippines 8.375% (g)		3,485,000	3,615,688
National Power Corp. 6.875% 11/2/16 (f)		5,485,000	5,539,850
TOTAL PHILIPPINES			9,155,538
Russia - 0.2%
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		4,600,000	4,697,520
Singapore - 0.3%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		5,370,000	5,692,200
United Kingdom - 0.8%
City of Kiev 8% 11/6/15 (Issued by Credit Suisse First Boston International for City of Kiev) (f)		9,980,000	9,556,848
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		4,390,000	4,400,975
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		4,200,000	4,053,000
TOTAL UNITED KINGDOM			18,010,823
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - 2.7%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		$ 10,965,000	$ 11,540,663
8.3944% 4/1/15 (g)		7,730,000	7,614,050
Pemex Project Funding Master Trust:
6.625% 6/15/35		15,190,000	15,607,725
6.625% 6/15/35 (f)		2,295,000	2,369,588
8.625% 2/1/22		16,955,000	21,473,508
TOTAL UNITED STATES OF AMERICA			58,605,534
Venezuela - 1.6%
Petroleos de Venezuela SA:
5.25% 4/12/17		22,375,000	14,599,688
5.375% 4/12/27		22,330,000	12,839,750
5.5% 4/12/37		11,875,000	6,679,688
TOTAL VENEZUELA			34,119,126
TOTAL NONCONVERTIBLE BONDS (Cost $338,525,270)			326,417,686
Government Obligations - 66.5%

Argentina - 3.1%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		27,657,576	22,748,356
par 1.33% 12/31/38 (g)		37,065,000	13,343,400
7% 9/12/13		28,675,000	23,523,058
8.375% 12/20/03 (c)		12,860,000	3,858,000
11% 10/9/06 (c)		3,010,000	933,100
11.75% 4/7/09 (c)		4,145,000	1,243,500
TOTAL ARGENTINA			65,649,414
Belize - 0.1%
Belize Government 4.25% 2/20/29 (e)(f)		4,137,600	2,989,416
Brazil - 9.2%
Brazilian Federative Republic:
7.125% 1/20/37		22,625,000	24,367,125
8% 1/15/18		14,245,000	15,975,768
8.25% 1/20/34		12,615,000	15,106,463
8.75% 2/4/25		25,690,000	31,598,700
8.875% 10/14/19		12,625,000	15,591,875
Government Obligations - continued
		Principal Amount (d)	Value
Brazil - continued
Brazilian Federative Republic: - continued
8.875% 4/15/24		$ 16,615,000	$ 20,602,600
10.125% 5/15/27		7,325,000	10,145,125
11% 8/17/40		16,195,000	21,685,105
12.25% 3/6/30		12,770,000	21,198,200
12.75% 1/15/20		13,455,000	20,922,525
TOTAL BRAZIL			197,193,486
Colombia - 3.0%
Colombian Republic:
7.375% 9/18/37		17,145,000	18,388,013
8.125% 5/21/24		2,665,000	3,111,388
10.375% 1/28/33		3,750,000	5,418,750
10.75% 1/15/13		8,030,000	9,977,275
11.75% 2/25/20		17,851,000	26,330,225
TOTAL COLOMBIA			63,225,651
Congo - 0.4%
Congo Republic 2.5% 6/30/29 (e)		13,984,000	7,551,360
Dominican Republic - 0.2%
Dominican Republic 9.04% 1/23/18 (f)		3,890,998	4,105,003
Ecuador - 1.2%
Ecuador Republic:
9.375% 12/15/15 (f)		4,155,000	4,206,938
10% 8/15/30 (Reg. S)		19,745,000	19,152,650
12% 11/15/12 (f)		826,200	838,593
12% 11/15/12 (Reg. S)		2,358,240	2,393,614
TOTAL ECUADOR			26,591,795
Egypt - 0.6%
Arab Republic of Egypt 8.75% 7/18/12 (f)	EGP	70,170,000	13,050,399
El Salvador - 0.5%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		5,830,000	6,500,450
8.25% 4/10/32 (Reg. S)		3,585,000	4,086,900
TOTAL EL SALVADOR			10,587,350
Fiji - 0.2%
Republic of Fiji 6.875% 9/13/11		5,835,000	5,134,800
Gabon - 1.0%
Gabonese Republic 8.2% 12/12/17 (f)		20,920,000	21,966,000
Government Obligations - continued
		Principal Amount (d)	Value
Ghana - 1.0%
Ghana Republic 8.5% 10/4/17 (f)		$ 19,950,000	$ 20,723,063
Indonesia - 1.0%
Indonesian Republic:
7.5% 1/15/16 (f)		5,715,000	6,200,775
8.5% 10/12/35 (f)		13,385,000	15,058,125
TOTAL INDONESIA			21,258,900
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		19,330,000	13,482,675
Ivory Coast - 1.4%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (c)(g)		42,380,100	16,422,289
past due interest 3% 3/30/18 (Reg. S) (c)(g)		33,283,250	12,897,259
TOTAL IVORY COAST			29,319,548
Lebanon - 2.5%
Lebanese Republic:
7.125% 3/5/10		9,710,000	9,515,800
7.875% 5/20/11 (Reg. S)		7,305,000	7,094,981
8.1563% 11/30/09 (f)(g)		8,695,000	8,564,575
8.1563% 11/30/09 (Reg. S) (g)		2,470,000	2,432,950
10.125% 8/6/08		5,370,000	5,410,275
10.25% 10/6/09 (Reg. S)		5,015,000	5,152,913
11.625% 5/11/16 (Reg. S)		12,565,000	14,167,038
TOTAL LEBANON			52,338,532
Malaysia - 0.4%
Malaysian Government:
7.5% 7/15/11		3,860,000	4,308,146
8.75% 6/1/09		3,860,000	4,106,268
TOTAL MALAYSIA			8,414,414
Mexico - 6.4%
United Mexican States:
6.75% 9/27/34		31,920,000	35,552,496
7.5% 4/8/33		10,380,000	12,573,294
8.125% 12/30/19		13,337,000	16,871,305
8.3% 8/15/31		20,450,000	26,816,085
11.375% 9/15/16		10,850,000	15,800,855
11.5% 5/15/26		17,480,000	29,191,600
TOTAL MEXICO			136,805,635
Government Obligations - continued
		Principal Amount (d)	Value
Pakistan - 0.4%
Islamic Republic of Pakistan:
6.875% 6/1/17 (f)		$ 2,855,000	$ 2,455,300
7.125% 3/31/16 (f)		6,185,000	5,380,950
TOTAL PAKISTAN			7,836,250
Panama - 0.7%
Panamanian Republic:
7.125% 1/29/26		5,370,000	5,799,600
8.875% 9/30/27		7,220,000	9,187,450
TOTAL PANAMA			14,987,050
Peru - 0.9%
Peruvian Republic:
7.35% 7/21/25		11,160,000	12,555,000
9.875% 2/6/15		5,695,000	7,170,005
TOTAL PERU			19,725,005
Philippines - 6.4%
Philippine Republic:
6.375% 1/15/32		2,275,000	2,195,375
7.75% 1/14/31		14,075,000	15,711,923
8.875% 3/17/15		13,520,000	16,021,200
9% 2/15/13		16,640,000	19,427,200
9.375% 1/18/17		12,905,000	16,131,250
9.5% 2/2/30		15,085,000	19,705,536
9.875% 1/15/19		20,625,000	26,503,125
10.625% 3/16/25		15,360,000	21,465,600
TOTAL PHILIPPINES			137,161,209
Russia - 7.7%
Russian Federation:
7.5% 3/31/30 (Reg. S)		96,005,488	110,526,303
11% 7/24/18 (Reg. S)		14,407,000	20,926,168
12.75% 6/24/28 (Reg. S)		17,742,000	32,002,133
TOTAL RUSSIA			163,454,604
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		7,545,000	6,922,538
Sri Lanka - 0.2%
Government of the Democratic Socialist Republic of Sri Lanka 9.75% 4/1/08	LKR	455,600,000	4,207,327
Government Obligations - continued
		Principal Amount (d)	Value
Turkey - 7.1%
Turkish Republic:
6.75% 4/3/18		$ 18,630,000	$ 18,490,275
6.875% 3/17/36		16,310,000	14,638,225
7% 9/26/16		11,100,000	11,349,750
7% 6/5/20		12,275,000	12,182,938
7.25% 3/5/38		7,775,000	7,318,219
7.375% 2/5/25		5,895,000	5,895,000
8% 2/14/34		9,770,000	10,148,588
9.5% 1/15/14		13,950,000	16,338,938
11% 1/14/13		16,660,000	20,304,375
11.5% 1/23/12		12,540,000	15,142,050
11.875% 1/15/30		13,775,000	20,455,875
TOTAL TURKEY			152,264,233
Ukraine - 1.4%
Ukraine Government:
6.385% 6/26/12 (f)		8,095,000	8,175,950
6.75% 11/14/17 (f)		7,470,000	7,366,914
6.875% 3/4/11 (Reg. S)		3,855,000	3,980,288
7.65% 6/11/13 (Reg. S)		9,285,000	9,877,383
TOTAL UKRAINE			29,400,535
United States of America - 0.4%
U.S. Treasury Bonds 4.375% 2/15/38		7,800,000	7,892,625
Uruguay - 1.2%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		8,393,307	8,771,006
8% 11/18/22		12,310,000	13,171,700
9.25% 5/17/17		3,315,000	3,928,275
TOTAL URUGUAY			25,870,981
Venezuela - 6.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		171,700	6,352,900
8.5% 10/8/14		17,235,000	15,985,463
9.25% 9/15/27		26,400,000	25,080,000
9.375% 1/13/34		11,545,000	10,707,988
10.75% 9/19/13		56,210,000	57,755,775
13.625% 8/15/18		20,503,000	24,911,145
TOTAL VENEZUELA			140,793,271
Government Obligations - continued
		Principal Amount (d)	Value
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		$ 7,970,000	$ 8,448,200
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,347,747,769)			1,419,351,269
Supranational Obligations - 0.2%

European Bank for Reconstruction and Development 6.5% 12/20/10 (Cost $3,871,566)	RUB	95,000,000	3,998,744
Common Stocks - 0.0%
		Shares
Bulgaria - 0.0%
Kremikovtzi Corp. warrants (GSHL Bulgaria SA Warrant Program) 5/4/11 (a) (Cost $2,203)		51	1
Investment Companies - 4.7%

United States of America - 4.7%
iShares MSCI Emerging Markets Index Fund (Cost $96,965,691)		740,000	99,441,200
Preferred Securities - 4.0%
		Principal Amount (d)
Brazil - 1.6%
Globo Comunicacoes e Participacoes SA 9.375%		$ 22,585,000	23,506,161
Net Servicos de Comunicacao SA 9.25% (f)		10,220,000	10,664,357
TOTAL BRAZIL			34,170,518
United States of America - 2.4%
Pemex Project Funding Master Trust 7.75%		50,276,000	51,137,318
TOTAL PREFERRED SECURITIES (Cost $84,467,628)			85,307,836
Money Market Funds - 7.4%
		Shares
Fidelity Cash Central Fund, 2.69% (b) (Cost $157,842,598)		157,842,598	157,842,598
Purchased Options - 0.0%
	Expiration Date/Strike Price	Underlying Face Amount	Value
Venezuela - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $19,330,000 notional amount of Venezuelan Republic 9.25% 9/15/27 (Cost $869,850)	May 2008/ $99.00	$ 18,363,500	$ 181,702
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $2,030,292,575)	2,092,541,036
NET OTHER ASSETS - 1.9%	40,959,709
NET ASSETS - 100%	$ 2,133,500,745
Security Type Abbreviation
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
LKR	-	Sri Lankan rupee
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $272,523,515 or 12.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,204,665
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,092,541,036	$ 257,283,798	$ 1,835,257,238	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 212,540
Total Realized Gain (Loss)	(418,053)
Total Unrealized Gain (Loss)	1,841,513
Cost of Purchases	-
Proceeds of Sales	(1,636,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,035,754,653. Net unrealized appreciation aggregated $56,786,383, of which $99,888,895 related to appreciated investment securities and $43,102,512 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008